Commitments Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Minimum rental and lease payments	$ 5,107	$ 5,346
Later than five years [Member]
Statement [Line Items]
Minimum rental and lease payments	3,075	3,210
Not later than one year [Member]
Statement [Line Items]
Minimum rental and lease payments	803	459
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 1,229	$ 1,677